Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Number of common shares reserved for issuance under stock plans				6,234,809
Total compensation cost related to nonvested awards not yet recognized	$ 7,429
Total compensation cost related to nonvested awards not yet recognized period	2 years 10 months 24 days
Restricted stock units granted vesting period description	Restricted stock units granted to employees vest in equal annual installments generally over 4 years from the grant date.
Intrinsic value of restricted stock units expected to vest	4,867
Number of restricted stock units expected to vest	84,288
Aggregate intrinsic value of employee options exercised	$ 6,448	$ 293	$ 214
Stock-based compensation, option granted	172,000		0
2012 Plan
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Share allocated to stock option plan	2,578,314
Stock plan vesting period	4 years
Stock plan expiration period from grant date	10 years
Restricted Stock Units (RSUs)
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Stock plan vesting period	4 years